Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments (Textual) [Abstract]
Notional amount of foreign exchange hedges	$ 5,100,000,000	$ 4,100,000,000
Financial Instruments (Additional Textual) [Abstract]
Maturity of foreign exchange contracts	15 months
After-tax losses deferred in AOCI to be reclassified to earnings over the next 12 months	12,000,000
Maximum time for hedging interest rate cash flow hedge	54 months
After-tax losses deferred in AOCI to be reclassified to earnings over the next 12 months	10,000,000
Notional amount of interest rates derivatives	4,200,000,000	3,800,000,000
Level 1 [Member] | Government debt securities [Member]
Financial Instruments (Textual) [Abstract]
Government debt securities at fair value	5,000,000	80,000,000
Level 3 [Member] | Retained interests [Member]
Financial Instruments (Textual) [Abstract]
Retained interests in securitized assets	9,000,000	18,000,000
Fiat Industrial subsidiaries [Member]
Financial Instruments (Textual) [Abstract]
Notional amount of foreign exchange hedges	$ 4,700,000,000	$ 3,500,000,000